INCOME TAXES (Details Narrative) - JPY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Effective statutory rate	30.62%	30.62%	30.62%
Unrecognized tax benefits income tax penalties and interest expense	¥ 0	¥ 0	¥ 0
Description of income tax examination	Open tax years in Japan are five years. The Company’s Japan income tax return filed for the tax years ending from December 31, 2020 through December 31, 2024 are subject to examination by the relevant taxing authorities.